Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended																	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2002	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 22, 2008	Dec. 31, 2002 Advisor To Supervisory Board [Member]	Dec. 31, 2001 Advisor To Supervisory Board [Member]	Dec. 31, 2000 Advisor To Supervisory Board [Member]	Dec. 31, 1999 Advisor To Supervisory Board [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Supervisory Board Option Plan [Member]	Dec. 31, 2000 Supervisory Board Option Plan [Member]	Dec. 31, 1999 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2012 Supervisory Board Two Thousand Twelve [Member] EUR (€)	Dec. 31, 2012 Employee Plan 2009 [Member]	Dec. 31, 2009 Employee Plan 2009 [Member] USD ($)	May 20, 2012 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2011 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2010 Employee Plan 2009 [Member] Subsequent Event [Member]	May 20, 2012 Employee Plan 2009 [Member] Subsequent Event [Member] FRANCE	May 20, 2011 Employee Plan 2009 [Member] Subsequent Event [Member] FRANCE	Dec. 31, 2012 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ($)	Dec. 31, 2012 Employee Plan 2011 [Member]	Dec. 31, 2011 Employee Plan 2011 [Member] USD ($)	Dec. 31, 2012 Employee Plan 2012 [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital						€ 1,810
Common stock, shares authorized	1,200,000,000	1,200,000,000
Preference stock, shares authorized	540,000,000	540,000,000						540,000,000
Common stock, nominal value						€ 1.04	€ 1.04
Common stock, shares issued	910,559,805	910,559,805
Common stock Shares outstanding	887,953,202	884,995,094
Shares issued as a percentage of Par value of the preference shares to be issued								25.00%
Preference shares outstanding Maximum Period				2 years
Repurchase of common shares Authorized to repurchase				30
Acquisition of shares				29,520,220
Company owned treasury shares	22,606,603
Transfer of treasury shares to employees under the Company's share based remuneration programs	20,313,617
Transfer of treasury shares to employees under the Company's share based remuneration during the year	2,958,108
Share-based Compensation Arrangement by Share-based Payment Award,Options,Grants in Period									6,000	4,500	4,500	9,000	12,000	9,000	9,000	18,000
Vesting period of option					30 days											1 year
Option expiration in years after grant date					10 years										8 years		10 years
Maximum Period authorized to be Granted	6,700,765																60,000,000	180,000												6,520,765
Weighted Average Remaining contractual life options	9 months 18 days	1 year 2 months 12 days	1 year 10 months 24 days
Awards are granted at the nominal value of the share																		€ 1.04
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																					36.00%	32.00%	32.00%	36.00%	64.00%
Vesting schedule for Supervisory Board			One third of the total number of awards granted
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan																				$ 7.54							$ 8.74		$ 9.08	$ 4.87
Number of shares to vest																				Two thirds of the awards granted will fully vest							Two thirds of the awards granted will fully vest		None of the three performance conditions were met	Two thirds of the awards granted will fully vest
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	1	2	2
Total unrecognized compensation cost related to the grant of nonvested shares	16
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	10 months
Deferred income tax expense relating to unvested share based compensation expense	2	7	3
Gain (loss) reclassified from OCI into earnings	55
Dividends, per share	$ 0.40	$ 0.40	$ 0.28
Dividends	355	354	247																												355	354	247
Dividend paid	266	266
Cash dividend paid per common share per quarter	$ 0.10	$ 0.10
Dividends payable to stockholders at the end of the period	$ 89	$ 88